Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Long-Term Debt - Schedule of Long - Term Debt (Table)

Facilities	June 30, 2023	December 31, 2022
Macquarie loan (a)	$76,000	$–
2027 Secured Notes (b)	310,625	336,875
E.SUN, MICB, Cathay, Taishin Credit Facility (c)	37,500	46,500
Sinopac Credit Facility (d)	9,060	9,900
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (e)	83,869	100,000
Deutsche Credit Facility (f)	42,370	44,695
HCOB Credit Facility (g)	32,769	40,794
CACIB, Bank Sinopac, CTBC Credit Facility (h)	41,500	44,050
Chailease Credit Facility (i)	3,039	3,852
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (j)	165,200	181,200
Total credit facilities	$801,932	$807,866
Sale and Leaseback Agreement CMBFL - $120,000 (k)	77,137	89,838
Sale and Leaseback Agreement CMBFL - $54,000 (l)	37,800	41,850
Sale and Leaseback Agreement - Neptune $14,735 (m)	8,384	9,971
Total Sale and Leaseback Agreements	$123,321	$141,659
Total borrowings	$925,253	$949,525
Less: Current portion of long-term debt	(172,001)	(155,424)
Less: Current portion of Sale and Leaseback Agreements (k,l,m)	(32,139)	(34,408)
Less: Deferred financing costs (s)	(13,440)	(15,136)
Non-current portion of Long-Term Debt	$707,673	$744,557

Long-Term Debt - Repayment Schedule (Table)
Payment due by period ended	Amount
June 30, 2024	204,140
June 30, 2025	173,677
June 30, 2026	200,629
June 30, 2027	192,992
June 30, 2028 and thereafter	153,815
$925,253

Long-Term Debt - Schedule of Deferred Financing Costs (Table)
	June 30, 2023	December 31, 2022
Opening balance	$15,136	$16,714
Expenditure in the period	1,140	9,655
Amortization included within interest expense	(2,836)	(11,233)
Closing balance	$13,440	$15,136